Schedule of Investments

ARK Autonomous Technology & Robotics ETF

April 30, 2024 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–100.0%

Aerospace & Defense - 21.5%
AeroVironment, Inc.*	258,550	$41,313,704
Archer Aviation, Inc., Class A*	6,935,941	26,911,451
Elbit Systems Ltd. (Israel)	67,181	13,632,369
Kratos Defense & Security Solutions, Inc.*	3,993,802	71,169,552
Lockheed Martin Corp.	20,766	9,654,736
Rocket Lab USA, Inc.*	4,795,709	18,031,866
Total Aerospace & Defense		180,713,678

Automobile Components - 1.5%
Magna International, Inc. (Canada)	266,809	12,753,470

Automobiles - 13.1%
BYD Co. Ltd. (China)(a)	207,954	11,327,254
Tesla, Inc.*	540,160	99,000,525
Total Automobiles		110,327,779

Diversified Consumer Services - 0.0%(b)
2U, Inc.*	63,629	15,780

Diversified Telecommunication - 7.2%
Iridium Communications, Inc.	1,956,570	60,242,790

Electronic Equipment Instruments & Components - 0.3%
Vuzix Corp.*	2,112,572	2,809,721

Electronic Equipment, Instruments & Components - 8.0%
Teledyne Technologies, Inc.*	28,549	10,890,873
Trimble, Inc.*	944,303	56,724,281
Total Electronic Equipment, Instruments & Components		67,615,154

Health Care Equipment & Supplies - 1.6%
Intuitive Surgical, Inc.*	36,180	13,409,032

Interactive Media & Services - 2.1%
Alphabet, Inc., Class C*	106,320	17,504,525

Machinery - 10.2%
3D Systems Corp.*	1,568,630	5,254,910
Caterpillar, Inc.	27,166	9,088,929
Deere & Co.	77,710	30,416,471
Komatsu Ltd. (Japan)(a)	1,132,990	33,740,442
Markforged Holding Corp.*†	10,069,607	6,151,523
Velo3D, Inc.*	6,752,728	1,786,772
Total Machinery		86,439,047

Oil, Gas & Consumable Fuels - 1.4%
Cameco Corp. (Canada)	253,353	11,560,498

Passenger Airlines - 3.2%
Blade Air Mobility, Inc.*†	4,823,622	15,387,354
Joby Aviation, Inc.*	2,262,479	11,425,519
Total Passenger Airlines		26,812,873

Semiconductors & Semiconductor Equipment - 17.0%
Advanced Micro Devices, Inc.*	100,871	15,975,949
NVIDIA Corp.	19,322	16,694,594
QUALCOMM, Inc.	79,688	13,216,255
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	160,916	22,100,203
Teradyne, Inc.	647,880	75,361,402
Total Semiconductors & Semiconductor Equipment		143,348,403

Investments	Shares	Value

Software - 12.9%
ANSYS, Inc.*	32,385	$10,521,239
Materialise NV (Belgium)*(a)	846,327	4,417,827
Palantir Technologies, Inc., Class A*	394,070	8,657,718
Synopsys, Inc.*	25,336	13,443,028
UiPath, Inc., Class A*	2,958,747	56,127,430
Unity Software, Inc.*	650,266	15,781,956
Total Software		108,949,198
Total Common Stocks
(Cost $1,305,878,146)		842,501,948
MONEY MARKET FUND–0.7%
Goldman Sachs Financial Square Treasury Obligations Fund, 5.16% (c)
(Cost $6,171,357)	6,171,357	6,171,357
Total Investments–100.7%
(Cost $1,312,049,503)		848,673,305
Liabilities in Excess of Other Assets–(0.7)%		(6,022,493)
Net Assets–100.0%		$842,650,812

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Less than 0.05%
(c)	Rate shown represents annualized 7-day yield as of April 30, 2024.

Schedule of Investments (Continued)

ARK Autonomous Technology & Robotics ETF

April 30, 2024 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2024	Value ($) at 4/30/2024
Common Stocks — 2.6%
Machinery — 0.8%
Markforged Holding Corp.
24,905,366	1,105,387	(2,295,991)	(1,210,766)	(16,352,473)	–	–	10,069,607	6,151,523
Passenger Airlines — 1.8%
Blade Air Mobility, Inc.
22,198,478	2,239,772	(3,690,190)	(2,458,543)	(2,902,163)	–	–	4,823,622	15,387,354
$47,103,844	$3,345,159	$(5,986,181)	$(3,669,309)	$(19,254,636)	$–	$–	14,893,229	$21,538,877

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2024, based upon the three levels defined above:

ARK Autonomous Technology & Robotics ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$842,501,948	$–	$–	$842,501,948
Money Market Fund	6,171,357	–	–	6,171,357
Total	$848,673,305	$–	$–	$848,673,305

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.